Other non-current receivables (Tables)	12 Months Ended
Dec. 31, 2020
Noncurrent Receivables [Abstract]
Summary of Other Non-Current Receivables	Other non-current receivables consist of the following:
	31/12/20	31/12/19
Security deposits for lease contracts	3,093	3,920
Receivable from disposal of assets	271	599
Total	3,364	4,519